STATEMENT OF CHANGE IN NET ASSET AVAILABLE FOR BENEFIT - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net appreciation in fair value of investments	$ 6,752,288
Dividend and Interest Income	896,772
Total Investment Income	7,649,060
Interest Income from Notes Receivable from Participants	36,791
Participant Contributions	1,907,578
Participant Rollover Contributions	99,558
Employer Contributions	1,877,957
Total Contributions	3,885,093
Total Additions	11,570,944
Distributions to Participants	(3,986,879)
Administrative Expenses	(4,407)
Total Deductions	(3,991,286)
Net increase (decrease) in net assets available for benefits	$ 7,579,658